Investments in equity-accounted Investees	12 Months Ended
Dec. 31, 2017
Disclosure of Investments in equity-accounted Investees [Abstract]
Disclosure of investments accounted for using equity method [text block]
12.	Investments in equity-accounted Investees

Investments in equity-accounted investees at the reporting dates consisted of the following:

	December 31,
	2017	2016
	(in thousands)
Associates	$5,286,487	4,853,325
Joint ventures	310,800	325,012
	$5,597,287	5,178,337

(a)	Associates

		Principal	December 31, 2017		December 31, 2016
Name of associate	Principal activities	place of business	Ownership interest	Amount	Ownership interest	Amount
			%	(in thousands)%		(in thousands)
Lextar Electronics Corp. (“Lextar”)	Manufacturing and sales of Light Emitting Diode	Taiwan ROC	27	$3,104,955	25	$3,082,856
Raydium Semiconductor Corporation (“Raydium”)	IC design	Taiwan ROC	18	678,908	18	712,829
Star River Energy Corp. (“SREC”)	Holding company	Taiwan ROC	34	533,840	34	531,805
Daxin Materials Corp. (“Daxin”)	Research, manufacturing, and sales of display related chemicals	Taiwan ROC	25	573,571	25	525,835
SSEC	Holding company	Taiwan ROC	37	369,153	-	-
Others				26,060		-
				$5,286,487		$4,853,325

Prior to May 2015, the Company was able to exercise significant influence over the operating policies of Qisda, and accounted for its investments in Qisda under the equity method of accounting. Since the Company and Qisda had mutual holdings, the share of profit or loss was recognized using the treasury stock method.

In May 2015, the Company reassessed its relationships with Qisda and determined that it is no longer able to exercise significant influence over Qisda. Therefore, the Company reclassified its investment in Qisda as noncurrent available-for-sale financial asset measured at fair value. The difference between the fair value of the investment and carrying amount accounted for under the equity method as at the date of the reclassification was recognized in profit or loss. Further, previously recognized other comprehensive income or loss and other equity reserves related to the Company’s investment in Qisda were also reclassified to profit or loss. In total, a loss of $110,136 thousand was recognized under other gains and losses in the consolidated statement of comprehensive income for the year ended December 31, 2015.

On October 1, 2016, Raydium, the associate of the Company, issued its new shares in exchange for all outstanding shares of another associate of the Company, Dazzo Technology Corporation (“Dazzo”). Subsequent to the share exchange, the Company’s ownership in Raydium increased from approximately 16% to 18%. The transaction did not result in any material impact on the Company’s consolidated financial statements.

There is no individually significant associate for the Company. The following table summarized the amount recognized by the Company at its share of those associates.

	For the years ended December 31,
	2017	2016	2015
	(in thousands)
The Company’s share of profits of associates	$251,699	18,644	248,165
The Company’s share of other comprehensive loss of associates	(62,084)	(29,460)	(71,585)
The Company’s share of total comprehensive income (loss) of associates	$189,615	(10,816)	176,580

(b)	Joint ventures

AUO, through its subsidiary AUSG, entered into a joint venture agreement with SunPower Technology, Ltd. (“SPTL”) which is 100% owned by SunPower Corporation. In accordance with the joint venture agreement, the Company acquired its 50% ownership interests of AUO SunPower Sdn. Bhd. (“AUSP”) on July 5, 2010 (co-investment date) by contributing technology with an estimated fair value of US$30,000 thousand (equivalents to $966,600 thousand) and agreed to contribute additional cash over time. The total cash payments made by the Company amounted to US$180,069 thousand. In September 2016, AUSG disposed of its entire 50% interest in AUSP to SPTL for total selling price of $5,408,546 thousand (US$170,100 thousand) in cash and recognized a loss on disposal, net of tax, amounting to $382,608 thousand. The selling price will be settled with repayment of installments over the years. As of December 31, 2017 and 2016, the outstanding selling price amounting to US$61,100 thousand, which will be received in cash at US$1,100 thousand, US$30,000 thousand and US$30,000 thousand in year 2018, 2019 and 2020, respectively, are classified under other current assets and other noncurrent assets, respectively, by its liquidity.

Additionally, in September 2016, AUO entered into a long-term Module Supply Agreement with SunPower Systems Sarl (“SPSW”), a subsidiary of SunPower Corporation, under which, SPSW agreed to supply AUO with commercial terms of SunPower’s E-Series solar modules. AUO has prepaid in full to SPSW in September 2016 and classified the prepayment under other current assets and other noncurrent assets, respectively, by its liquidity. In August 2017, AUO and SPSW have agreed to make amendment for the long-term Supply Agreement whereby SPSW will replace the supply of E-Series solar modules with solar cells without additional consideration.

There is no individually significant joint venture for the Company. The following table summarized the amount recognized by the Company at its share of those joint ventures.

	For the years ended December 31,
	2017	2016	2015
	(in thousands)
The Company’s share of profits (losses) of joint ventures	$(12,693)	82,134	201,287
The Company’s share of other comprehensive income (loss) of joint ventures	-	(314,710)	394,132
The Company’s share of total comprehensive income (loss) of joint ventures	$(12,693)	(232,576)	595,419

As at December 31, 2017 and 2016, none of the Company’s investments in equity-accounted investees was pledged as collateral.